Discontinued Operations - Schedule of Income (Loss) from Discontinued Operations (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 78,020,855	$ 62,692,901	$ 66,827,069
Cost of goods sold	(74,867,109)	(57,999,265)	(56,854,673)
Gross profit (loss)	3,153,746	4,693,636	9,972,396
Selling, general and administrative expenses	(12,423,741)	(13,148,067)	(12,383,973)
Operating loss	(9,269,995)	(8,454,431)	(2,411,577)
Other income (expense), net	2,146,108	436,304	1,571,579
Income tax expenses	209,046	255,927	841,900
Loss from discontinued operations, net of tax		(5,547,024)	(2,589,063)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales		2,922,127	14,256,315
Cost of goods sold		(4,323,267)	(13,962,647)
Gross profit (loss)		(1,401,140)	293,668
Selling, general and administrative expenses		(2,185,399)	(3,870,995)
Operating loss		(3,586,539)	(3,577,327)
Other income (expense), net		(1,960,485)	988,264
Income tax expenses	$ 0	0	0
Loss from discontinued operations, net of tax		$ (5,547,024)	$ (2,589,063)